Investment in associated companies (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Percentages of Ownership and Book Value of Investments Recorded Using Equity Method
The total investments in Seadrill Partners recorded under the equity method of $2,809 million included the Company’s share of the basis difference between the total fair value and the total underlying book value of Seadrill Partners’ assets at the deconsolidation date are as follows:

(In US$ millions)	Book value	Fair value	Basis Difference	Seadrill's share of basis difference (1)
Drilling units	3,444	5,245	1,801	1,295
Drilling contracts	—	170	170	142
Goodwill	—	1,214	1,214	352
Total	3,444	6,629	3,185	1,789
(1) Seadrill’s share of the basis difference relates to both its investment in the subordinated units of Seadrill Partners, and its direct ownership interests in various subsidiaries of Seadrill Partners, all of which investments are accounted for under the equity method. The total basis difference has been assigned based on Seadrill’s proportional ownership interest in each investee. In the case of Seadrill’s investment in the subordinated units of Seadrill Partners, the proportional allocation to the subordinated units was based on the relative fair values of the various equity interests in Seadrill Partners.
The Company has the following investments that are or have been recorded using the equity method for the periods presented in these financial statements:

Ownership percentage	December 31, 2015	December 31, 2014	December 31, 2013
Archer	39.9%	39.9%	39.9%
Seabras Sapura Participacoes SA (”Seabras Sapura Participacoes”)	50.0%	50.0%	50.0%
Seabras Sapura Holding GmbH (”Seabras Sapura Holdco”)	50.0%	50.0%	50.0%
Itaunas Drilling B.V. (”Itaunas Drilling”)	30.0%	30.0%	30.0%
Camburi Drilling B.V. (”Camburi Drilling”)	30.0%	30.0%	30.0%
Sahy Drilling B.V. (”Sahy Drilling”)	30.0%	30.0%	30.0%
Seadrill Partners (”SDLP”)	Note 1	Note 1	Note 1
SeaMex Ltd. (”SeaMex”)	50.0%	—%	—%

(1)
As of the deconsolidation date of Seadrill Partners on January 2, 2014, we recognized our ownership interests in Seadrill Partners and direct ownership interests in Seadrill Partners subsidiaries, at fair value at the date of deconsolidation. Refer to Seadrill Partners paragraph below for additional information.

Recorded Equity in the Statutory Accounts of Equity Method Investees
The table below summarizes the total impairments of investments made during the year ended December 31, 2015:

(In $ millions)	Year ended December 31, 2015
Impairments of Investment in associated companies
Seadrill Partners - Total direct ownership investments	302
Seadrill Partners - Subordinated units	125
Seadrill Partners - Seadrill member interest and IDRs	106
Total impairment of investments in associated companies	533

Impairments of Marketable securities (refer to Note 14)
Seadrill Partners - Common Units	574
SapuraKencana	167
Total impairment of marketable securities investments (reclassification from OCI)	741

Total impairment of investments	1,274
At the year end the share of recorded equity in the statutory accounts of the Company’s associated companies were as follows:

(In US$ millions)	December 31, 2015	December 31, 2014	December 31, 2013
Archer	79	218	253
Seabras Sapura Participacoes	24	24	13
Seabras Sapura Holding	19	6	—
Seadrill Partners *	N/A	N/A	—
Seamex	200	—	—
Total	322	261	277

*
The Company accounts for its direct interests in operating subsidiaries of Seadrill Partners, and its ownership of Seadrill Partners Subordinated Units, under the equity method. The Company’s share of Seadrill Partner’s recorded equity consists of the equity attributable to non-controlling interests in Seadrill Partners, and additionally a proportionate share of equity attributable to Seadrill Partners’ unitholders.

The equity attributable to non-controlling interest in Seadrill Partners as at December 31, 2015 was $1,133 million. Seadrill’s holding in the subordinated units represents 18.0% of the limited partner interests in Seadrill Partners. Total equity attributable to Seadrill Partners unitholders as at December 31, 2015 was $964 million.
At the year-end the book values of the Company’s investment in associated companies are as follows:

(In US$ millions)	December 31, 2015	December 31, 2014
Archer	—	—
Seabras Sapura Participacoes	29	21
Seabras Sapura Holding	158	117
Itaunas Drilling	3	3
Camburi Drilling	6	6
Sahy Drilling	4	4
Seadrill Partners - Total direct ownership interests	1,767	2,091
Seadrill Partners - Subordinated Units	293	412
Seadrill Partners - Seadrill Member Interest and IDRs (1)	137	244
Seamex Ltd.	193	—
Total	2,590	2,898

(1)
The Seadrill Partners - Seadrill Member Interest and Incentive Distribution Rights (“IDR’s”) are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11 for more information.

Summarized Balance Sheet Information of Equity Method Investees
Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of December 31, 2015
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non-Controlling interest
Archer	363	904	319	751	—
Seabras Sapura Participacoes	76	308	79	258	—
Seabras Sapura Holding	133	1,183	80	1,199	—
Seadrill Partners	892	5,949	847	3,897	1,133
SeaMex	218	1,157	176	799	—
Total	1,682	9,501	1,501	6,904	1,133

	December 31, 2014
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non-Controlling interest
Archer	633	1,171	441	817	—
Seabras Sapura Participacoes	17	194	14	149	—
Seabras Sapura Holding	104	690	52	730	—
Seadrill Partners	762	5,585	686	3,617	1,116
SeaMex	—	—	—	—	—
Total	1,516	7,640	1,193	5,313	1,116

Summarized Statement of Operations Information of Equity Method Investees
Summarized statement of operations information for the Company’s equity method investees is as follows:

	Year ended December 31, 2015
(In US$ millions)	Operating revenues	Net operating income	Net income	Net income attributable to non-controlling interest
Archer	1,321	(13)	(359)	—
Seabras Sapura Participacoes	53	3	1	—
Seabras Sapura Holding	124	76	51	—
Seadrill Partners	1,742	844	488	231
Seamex	238	79	24	—
Total	3,478	989	205	231

	Year ended December 31, 2014
(In US$ millions)	Operating revenues	Net operating income	Net income	Net income attributable to non-controlling interest
Archer	2,254	29	(96)	—
Seabras Sapura Participacoes	29	(6)	(6)	—
Seabras Sapura Holding	39	24	13	—
Seadrill Partners	1,343	615	315	176
Seamex	—	—	—	—
Total	3,665	662	226	176

	Year ended December 31, 2013
(In US$ millions)	Operating revenues	Net operating income	Net income	Net income attributable to non-controlling interest
Archer	2,041	(438)	(519)	—
Seabras Sapura Participacoes	—	(2)	(1)	—
Seabras Sapura Holding	—	—	(1)	—
Seadrill Partners	—	—	—	—
Seamex	—	—	—	—
Total	2,041	(440)	(521)	—